Supplemental Cash Flow Information (Details Narrative) (10K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of common stock shares issued for cashless warrants		30,644	1,995,000
Number of common stock issued for cashless warrants		$ 0	$ 0
Decrease in related party debt	$ 51,576	1,197,950
Value of decreased related party convertible notes payable		473,613
Decrease in debt discount		448,613
Decrease in convertible note payable		1,444,950
Decrease in offset in debt discount		814,624
Decrease in accrued interest		110,382
Decrease in derivative liabilities	$ 99,661	10,468,224
Increase in preferred shares		12,431,882
Shares issued in conjunction with the settlement of convertible notes		2,150,391
Reclassification of accrued interest		455,150
Number of shares issued	3,096,483		421,797
Number of shares issued, value	$ 309,450		$ 1,358,726
Increase in additional paid in capital		852,092
Proceeds from shareholder advances a formal convertible note payable		$ 127,533
Number of shares issued for loan fees on convertible promissory notes	743,699	433,146
Number of preferred stock issued for loan fees on convertible promissory notes	$ 1,116,110	$ 432,866
Increase in convertible debt discount due to loan fees		363,807
Increase in derivative liabilities due to loan fees		69,059
Value of preferred stock in exchange		4,828,204
Increase in retained earnings due to stock conversion		3,237,403
Issued shares of preferred stock in exchange for accounts payable			370,197
Issued shares of preferred stock in exchange for accrued payroll			$ 262,500
Issued shares of preferred stock as loan extension fees			25,000
Convertible Notes [Member]
Value of decreased related party convertible notes payable		473,613
Decrease in debt discount		809,835
Decrease in derivative liabilities		1,283,448
Series A Preferred Stock [Member]
Decrease in derivative liabilities		$ 1,179,710
Number of shares issued	13,367,100	62,854	960,929
Number of shares issued, value	$ 3,361,540	$ 407,973	$ 2,201,963
Gain on debt extinguishment	294,530	$ 771,737
Increase in additional paid in capital	$ 3,348,173
Number of shares issued for loan fees on convertible promissory notes			43,326
Shares of preferred stock due to exchange			4,243,566
Issued shares for extinguishment			74,000
Issued shares for extinguishment worth of principal on convertible notes payable			$ 22,700
Issued shares for extinguishment worth of accrued interest			0
Issued shares for extinguishment worth of derivative liabilities			0
Issued shares for extinguishment worth of debt discount			$ 0
Common Stock [Member]
Number of shares issued	3,040,239	11,180,289
Number of shares issued, value	$ 334,048	$ 1,590,801
Gain on debt extinguishment	$ 134,487
Number of shares issued for loan fees on convertible promissory notes			108,833
Shares of preferred stock due to exchange		1,118,024
Value of preferred stock in exchange		$ 4,828,204
Increase in retained earnings due to stock conversion		$ 3,237,403
Issued shares for extinguishment			920,516
Issued shares for extinguishment worth of principal on convertible notes payable			$ 31,721
Issued shares for extinguishment worth of accrued interest			0
Issued shares for extinguishment worth of derivative liabilities			79,044
Issued shares for extinguishment worth of debt discount			$ 3,035